Financial Instruments, AOCL (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments AOCL Rollforward [Roll Forward]
Beginning Cash Flow Hedges, Effect Net of Tax	$ 26	$ 14	$ 2
Ending Cash Flow Hedges, Effect Net of Tax	$ 26	$ 14	$ 2